Business Acquisitions	12 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Business Acquisitions
NOTE 12 – BUSINESS ACQUISITIONS

Kush Inc.

The Company completed an acquisition of all outstanding capital stock of Kush Inc. (aka Kushwear) on February 1, 2020, in a transaction accounted for under the acquisition method of accounting, whereby the assets acquired and the liabilities, if any assumed are to be valued at fair value, and, compared to the fair value of the consideration given to identify if there are any identifiable intangible assets to be recognized as a result of the transaction.

The recorded cost of this acquisition was based upon the fair market value of the assets and liabilities acquired. As consideration for all outstanding shares of Kushwear capital stock, the Company issued 500,000 shares of the Company’s common stock valued at $42,500 based on the closing price of the Company’s common stock on the date of acquisition. Kushwear has minimal assets and liabilities, and no sales or customer base as of the acquisition date. Accordingly, an acquisition impairment was immediately recognized. The Company purchased Kushwear for rebranding purposes to reach a younger demographic with its CBD products.

As a result of the acquisition, Kushwear is now a wholly owned subsidiary of the Company and is included in the accompanying consolidated financial statements only from the effective date through September 30, 2020.

CBD Life Brands, Inc.

The Company completed an acquisition of all outstanding capital stock of CBD Life Brands, Inc. on March 1, 2020, in a transaction accounted for under the acquisition method of accounting, whereby the assets acquired and the liabilities, if any assumed are to be valued at fair value, and, compared to the fair value of the consideration given to identify if there are any identifiable intangible assets to be recognized as a result of the transaction.

The recorded cost of this acquisition was based upon the fair market value of the assets and liabilities acquired. As consideration for all outstanding shares of CBD Life Brands, Inc. capital stock, the Company paid $100,000. The Company purchased CBD Life Brands, Inc. for its digital and social assets, copyrights, trademarks, and formulas/recipes for its CBD infused beverages valued at approximately $10,000. Accordingly, an acquisition impairment of $90,000 was immediately recognized.

As a result of the acquisition, CBD Life Brands, Inc. is now a wholly owned subsidiary of the Company and is included in the accompanying consolidated financial statements only from the effective date through September 30, 2020.

Retail Pro Associates

On April 25, 2020, the Company issued 4,000,000 shares of common stock valued at $324,800 for the acquisition of Retail Pro Associates. There were no significant assets or liabilities acquired; accordingly, an acquisition impairment was immediately recognized. As a result of the acquisition, Retail Pro Associates is now a wholly owned subsidiary of the Company and is included in the accompanying consolidated financial statements only from the effective date through September 30, 2020.